FINANCE LEASE RECEIVABLES - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCE LEASE RECEIVABLES (Details) - Narrative [Line Items]
Allowance for uncollectable finance lease receivables	£ 22	£ 12